6. Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, gross	$ 435,000	$ 435,000
Accumulated amortization	141,375	62,250
Net Book Value	293,625	369,750
Trade Names [Member]
Intangible assets, gross	340,000	0
Accumulated amortization	0	0
Net Book Value	340,000	0
Content provider and photographic agreements [Member]
Intangible assets, gross	400,000	400,000
Accumulated amortization	140,000	60,000
Net Book Value	260,000	340,000
Memorabilia Inventory [Member]
Intangible assets, gross	35,000	35,000
Accumulated amortization	12,250	5,250
Net Book Value	22,750	29,750
Copyright Image Library [Member]
Intangible assets, gross	4,100,000	0
Accumulated amortization	102,500	0
Net Book Value	3,997,500	0
Noncompete Agreements [Member]
Intangible assets, gross	90,000	0
Accumulated amortization	7,500	0
Net Book Value	82,500	0
Licensing Agreements [Member]
Intangible assets, gross	9,000,000	0
Accumulated amortization	150,000	0
Net Book Value	8,850,000	0
Customer Relationships [Member]
Intangible assets, gross	2,330,000	0
Accumulated amortization	116,500	0
Net Book Value	$ 2,213,500	$ 0